Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2020
Related party transactions [abstract]
Disclosure of key management personnel compensation [Table Text Block]

	Year ended December 31,
	2020	2019
Salaries and other short-term benefits	$2,351	$2,247
Other long-term benefits	59	47
Share-based payment (1)	1,781	1,917
Total	$4,191	$4,211

(1) Share-based payment represents the amount capitalized or expensed during the period (see Note 10).